Goodwill and Intangible Assets - Additional Information (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Business Acquisition [Line Items]
Amortization expense relating to intangible assets	$ 764,010	$ 276,692	$ 1,317,419	$ 281,796
Amortization expense relating to purchased intangible assets					$ 212,429	$ 87,096
DBOT [Member]
Business Acquisition [Line Items]
Finite-lived Intangible Assets Acquired	$ 8,314,270